UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03504

UBS RMA Tax-Free Fund Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

Item 1.	Schedule of Investments

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — 91.42%
Alabama — 1.10%
Huntsville (JP Morgan PUTTERs, Series 1886) (AMBAC Insured),
3.920%, VRD[1,2]	7,350,000	7,350,000
Jefferson County Limited Obligation School Warrants, Series B (AMBAC Insured),
3.880%, VRD	10,645,000	10,645,000
Mobile Industrial Development Board, Dock and Wharf Revenue Refunding (Holnam, Inc. Project), Series A,
3.870%, VRD	11,265,000	11,265,000
Montgomery Industrial Development Board Pollution Control & Solid Waste Disposal Refunding (General Electric Co. Project),
3.960%, VRD	6,200,000	6,200,000
Port City Medical Clinic Board Revenue (Infirmary Health Systems), Series A (AMBAC Insured),
3.840%, VRD	12,700,000	12,700,000
University of Alabama Birmingham Hospital Revenue,
Series A (Bank of America Austin Certificates, Series 2007-1001) (MBIA-IBC Insured),
3.900%, VRD[1,2]	7,355,000	7,355,000
Series A (Bank of America Austin Certificates, Series 2007-1002) (AMBAC Insured),
3.900%, VRD[1,2]	4,685,000	4,685,000

		60,200,000

Alaska — 0.44%
Alaska Housing Finance Corp. (General Housing), Series B (ABN AMRO MuniTops Certificates Trust, Series 2005-18) (MBIA Insured),
3.930%, VRD[1,2]	16,995,000	16,995,000
Alaska International Airports Revenues (Wachovia Bank Merlots), Series D15 (MBIA Insured),
3.920%, VRD[1,2]	7,155,000	7,155,000

		24,150,000

Arizona — 2.18%
Apache County Industrial Development Authority (Tucson Electric Power Co. - Springerville Project),
Series B,
3.870%, VRD	11,200,000	11,200,000
Series C,
3.800%, VRD	35,000,000	35,000,000
Arizona Board of Regents Certificates of Participation (Morgan Stanley Floater Certificates, Series 1918) (AMBAC Insured),
3.900%, VRD[1,2]	16,690,000	16,690,000
Mesa Utility System Revenue (JP Morgan PUTTERs, Series 1638) (FGIC Insured),
3.920%, VRD[1,2]	13,505,000	13,505,000
Phoenix Civic Improvement Corp. Excise Tax Revenue Refunding (Senior Lien) (Bank of America Austin Certificates, Series 2007-161),
3.900%, VRD[1,2]	9,860,000	9,860,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Arizona — (concluded)
Pima County Industrial Development Authority (Tucson Electric Power Co. - Irvington Project), Series A,
3.870%, VRD	8,200,000	8,200,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (JP Morgan PUTTERs),
Series 2045,
3.920%, VRD[1,2]	16,325,000	16,325,000
Series 2046,
3.920%, VRD[1,2]	8,800,000	8,800,000

		119,580,000

Colorado — 1.29%
Aurora Water Improvement Revenue (JP Morgan PUTTERs, Series 1944) (AMBAC Insured),
3.920%, VRD[1,2]	8,000,000	8,000,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program),
Series A-7,
4.040%, VRD	3,180,000	3,180,000
Series B-3,
4.040%, VRD	3,960,000	3,960,000
Series B-4,
4.040%, VRD	6,315,000	6,315,000
El Paso County Revenue (YMCA Pikes Peak Region Project),
3.840%, VRD	11,595,000	11,595,000
Erie Water Enterprise Revenue (Wachovia Bank Merlots), Series H12 (FSA Insured),
3.920%, VRD[1,2]	10,700,000	10,700,000
Pitkin County Industrial Development Revenue Refunding (Aspen Skiing Co. Project), Series A,
4.040%, VRD	5,600,000	5,600,000
University of North Colorado Revenue Refunding (ABN AMRO MuniTops Certificates Trust, Series 2005-30) (FSA Insured),
3.930%, VRD[1,2]	21,330,000	21,330,000

		70,680,000

Connecticut — 0.16%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University),
Series T-1,
4.000%, VRD	4,800,000	4,800,000
Series V-2,
4.000%, VRD	4,130,000	4,130,000

		8,930,000

Delaware — 0.29%
University of Delaware Revenue,
Series A,
3.880%, VRD	14,520,000	14,520,000
Series B,
4.120%, VRD	1,500,000	1,500,000

		16,020,000

District of Columbia — 2.09%
District of Columbia (Morgan Stanley Floater Certificates, Series 1920) (FGIC Insured),
3.900%, VRD[1,2]	15,615,000	15,615,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
District of Columbia — (concluded)
District of Columbia Refunding, Series B (Merrill Lynch P-Floats, Series 447) (AMBAC Insured),
3.950%, VRD[1,2]	8,330,000	8,330,000
District of Columbia Revenue (AARP Fountation),
3.870%, VRD	4,700,000	4,700,000
District of Columbia Revenue (Citigroup Eagle Class A Certificates 20070121) (MBIA Insured),
3.920%, VRD[1,2]	15,515,000	15,515,000
District of Columbia Revenue (Hillel: The Foundation for Jewish Campus Life),
3.870%, VRD	8,400,000	8,400,000
District of Columbia Water & Sewer Authority Public Utility Revenue (Citigroup Eagle Class A Certificates 20070076) (FGIC Insured),
3.910%, VRD[1,2]	27,225,000	27,225,000
District of Columbia Water & Sewer Authority Public Utility Revenue (Citigroup Eagle Class A Certificates 20070091) (FGIC Insured),
3.910%, VRD[1,2]	8,050,000	8,050,000
Washington DC Convention Center Authority Dedicated Tax Revenue (Morgan Stanley Floater Certificates, Series 1606) (AMBAC Insured),
3.910%, VRD[1,2]	26,665,000	26,665,000

		114,500,000

Florida — 8.46%
Alachua County Health Facilities Authority Health Facilities Revenue Installment (Shands Teaching Hospital), Series A,
4.020%, VRD	3,800,000	3,800,000
Allegheny County Airport Authority (JP Morgan PUTTERs, Series 3966) (AMBAC Insured),
3.960%, VRD[1,2]	11,345,000	11,345,000
Brevard County School Board Certificates of Participation, Series C (Bank of America Austin Certificates, Series 2007-138) (AMBAC Insured),
3.920%, VRD[1,2]	13,485,000	13,485,000
Collier County Water & Sewer (ABN AMRO MuniTops Certificates Trust, Series 2006-82) (MBIA Insured),
3.930%, VRD[1,2]	14,290,000	14,290,000
Dade County Water & Sewer Systems Revenue (FGIC Insured),
3.860%, VRD	60,660,000	60,660,000
Florida Department of Environmental Protection Preservation Revenue (Florida Forever), Series A (MBIA Insured),
5.000%, due 07/01/08	5,000,000	5,045,424
Florida Higher Educational Facilities Financing Authority Revenue (St. Thomas University Project),
4.020%, VRD	7,600,000	7,600,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Florida — (continued)
Florida Keys Aqueduct Authority Water Revenue Refunding (CIFG Insured),
3.870%, VRD	38,400,000	38,400,000
Highlands County Health Facilities Authority Revenue (Adventist Health Hospital), Series A,
3.850%, VRD	16,000,000	16,000,000
Jacksonville Electric Authority Revenue (Electric Systems), Series B,
4.040%, VRD	28,000,000	28,000,000
Jacksonville Health Facilities Authority Hospital Revenue (Charity OB Group), Series C (MBIA Insured),
4.000%, VRD	8,965,000	8,965,000
Jacksonville Health Facilities Authority Hospital Revenue, Series A,
4.020%, VRD	1,600,000	1,600,000
Lakeland Educational Facilities Revenue (Florida Southern College of Lakeland Project),
3.860%, VRD	12,275,000	12,275,000
Lee Memorial Health System Hospital Revenue, Series A (Bank of America Austin Certificates, Series 2007-1007) (AMBAC Insured),
3.920%, VRD[1,2]	8,930,000	8,930,000
Miami-Dade County Educational Facilities Authority Revenue (JP Morgan PUTTERs, Series 2008), (AMBAC Insured),
3.880%, VRD[1,2]	13,545,000	13,545,000
Miami-Dade County School Board Certificates of Participation (Citigroup Eagle Class A Certificates 20070051-1) (FGIC Insured),
4.140%, VRD[1,2]	18,315,000	18,315,000
Miami-Dade County Special Obligation Capital Asset Acquisition, Series A (Bank of America Austin Certificates, Series 2007-152) (AMBAC Insured),
3.920%, VRD[1,2]	13,165,000	13,165,000
Miami-Dade County Water & Sewer Revenue Refunding System (Bank of America Austin Certificates, Series 2007-2033) (XLCA Insured),
3.920%, VRD[1,2]	12,220,000	12,220,000
Nassau County Pollution Control Revenue (ITT Rayonier, Inc. Project),
3.800%, VRD	12,900,000	12,900,000
North Broward Hospital District Revenue Refunding, Series B (CIFG Insured),
3.870%, VRD	18,980,000	18,980,000
Orange County Health Facilities Authority Revenue (Hospital Orlando Regional Healthcare),
4.020%, VRD	14,500,000	14,500,000
Orange County School Board Certificates of Participation, Series B (FGIC Insured),
3.960%, VRD	25,000,000	25,000,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Florida — (concluded)
Orlando & Orange County Expressway Authority Expressway Revenue (Citigroup Eagle Class A Certificates 20070081) (FSA Insured),
3.910%, VRD[1,2]	20,000,000	20,000,000
Orlando & Orange County Expressway Authority Expressway Revenue (Citigroup Eagle Class A Certificates 20070107) (FSA Insured),
3.910%, VRD[1,2]	45,090,000	45,090,000
Osceola County School Board Certificates of Participation (Bank of America Austin Certificates, Series 2007-151) (AMBAC Insured),
3.920%, VRD[1,2]	5,820,000	5,820,000
Palm Beach County Health Facilities Authority Revenue (Bethesda Healthcare System Project),
4.020%, VRD	15,850,000	15,850,000
Palm Beach County School Board Certificates of Participation (JP Morgan PUTTERs, Series 2089) (FSA Insured),
3.920%, VRD[1,2]	11,545,000	11,545,000
Sunshine State Governmental Financing Commission Revenue (AMBAC Insured),
4.050%, VRD	3,085,000	3,085,000
4.080%, VRD	3,100,000	3,100,000

		463,510,424

Georgia — 1.89%
Atlanta Airport Passenger Facilities Charge Revenue (Citigroup Eagle Class A Certificates 720053030) (FSA Insured),
3.920%, VRD[1,2]	28,985,000	28,985,000
Atlanta Water & Wastewater Revenue (Citigroup Eagle Class A Certificates 20060094) (FSA Insured),
3.920%, VRD[1,2]	24,750,000	24,750,000
Fulton County Development Authority Revenue (Boys & Girls Club of America),
3.870%, VRD	7,500,000	7,500,000
Fulton County Development Authority Revenue (Robert W. Woodruff Arts Center),
3.840%, VRD	5,690,000	5,690,000
Hapeville Development Authority Industrial Development Revenue (Hapeville Hotel Ltd.),
4.000%, VRD	19,500,000	19,500,000
Macon-Bibb County Hospital Authority Revenue Anticipation Certificates (Central Georgia Health),
4.020%, VRD	17,305,000	17,305,000

		103,730,000

Hawaii — 0.81%
Honolulu City & County Wastewater Systems Revenue (Citigroup Eagle Class A Certificates 20070127) (MBIA Insured),
3.920%, VRD[1,2]	9,900,000	9,900,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Hawaii — (concluded)
Honolulu City & County Wastewater Systems Revenue (JP Morgan PUTTERs, Series 1997) (MBIA Insured),
3.920%, VRD[1,2]	9,400,000	9,400,000
Honolulu City & County Wastewater Systems Revenue (Morgan Stanley Floater Certificates, Series 1976) (MBIA Insured),
3.910%, VRD[1,2]	10,305,000	10,305,000
Honolulu City and Country, Series A (ABN AMRO MuniTops Certificates Trust, Series 2004-16) (MBIA Insured),
3.930%, VRD[1,2]	15,000,000	15,000,000

		44,605,000

Idaho — 0.12%
Power County Pollution Control Revenue (FMC Corp. Project),
4.000%, VRD	6,730,000	6,730,000

Illinois — 8.09%
Chicago Board of Education (Dedicated),
Series B (ABN AMRO MuniTops Certificates Trust, Series 2006-63) (FSA Insured),
3.930%, VRD[1,2]	12,495,000	12,495,000
Series B (Bank of America Austin Certificates, Series 2007-177) (FSA Insured),
3.920%, VRD[1,2]	17,605,000	17,605,000
Chicago (Citigroup Eagle Class A Certificates 20070059) (FGIC Insured),
3.910%, VRD[1,2]	17,500,000	17,500,000
Chicago Metropolitan Water Reclamation District Refunding, Series C (Bank of America Austin Certificates, Series 2007-2015),
3.920%, VRD[1,2]	14,615,000	14,615,000
Chicago O’Hare International Airport Revenue, Second Lien Series C,
3.820%, VRD	53,050,000	53,050,000
Chicago O’Hare International Airport Revenue, Third Lien Series C (CIFG Insured),
3.870%, VRD	52,900,000	52,900,000
Chicago Transit Authority Capital Grant Receipts Revenue (JP Morgan PUTTERs, Series 2027) (AMBAC Insured),
3.920%, VRD[1,2]	11,695,000	11,695,000
Cook County (Capital Improvement), Series B,
3.840%, VRD	10,000,000	10,000,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates, Series 1919),
3.900%, VRD[1,2]	9,470,000	9,470,000
De Witt, Ford, Etc. Counties Community College District 540 (Merrill Lynch P-Floats, Series 4236) (FSA Insured),
3.950%, VRD[1,2]	26,410,000	26,410,000
Illinois Certificates,
4.250%, due 11/09/07	20,000,000	20,010,400

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Illinois — (concluded)
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
3.800%, VRD	11,400,000	11,400,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
3.800%, VRD	14,100,000	14,100,000
Illinois Health Facilities Authority Revenue Refunding (Advocate Health Care), Series B,
3.880%, VRD	26,460,000	26,460,000
Illinois Municipal Electric Agency Power Supply (Citigroup ROCS, Series RR-II-R-11185WF) (FGIC Insured),
3.910%, VRD[1,2]	9,210,000	9,210,000
Illinois Municipal Electric Agency Power Supply (JP Morgan PUTTERs,
Series 2105) (FGIC Insured),
3.920%, VRD[1,2]	10,800,000	10,800,000
Series 2128 (FGIC Insured),
3.920%, VRD[2]	8,000,000	8,000,000
Illinois Toll & Highway Authority Priority Refunding, Series B (MBIA Insured),
3.860%, VRD	21,675,000	21,675,000
Illinois Toll & Highway Authority Revenue (JP Morgan PUTTERs),
Series 1014 (FSA Insured),
3.920%, VRD[1,2]	17,755,000	17,755,000
Series 1355 (FSA Insured),
3.920%, VRD[1,2]	11,260,000	11,260,000
Kane County Community United School District No. 304 Geneva, Series A (Bank of America Austin Certificates, Series 2007-2010) (FSA Insured),
3.920%, VRD[1,2]	9,955,000	9,955,000
Lemont Township High School District (ABN AMRO MuniTops Certificates Trust, Series 2006-26) (MBIA Insured),
3.930%, VRD[1,2]	29,010,000	29,010,000
Springfield Electric Revenue (JP Morgan PUTTERs),
Series 1314 (MBIA Insured),
3.920%, VRD[1,2]	7,375,000	7,375,000
Series 1883 (MBIA Insured),
3.920%, VRD[1,2]	10,450,000	10,450,000
Western Springs Special Assesment (Timber Trails Project),
3.850%, VRD	10,054,000	10,054,000

		443,254,400

Indiana — 2.92%
Indiana Bond Bank Revenue Midyear Funding Program Notes, Series A,
4.500%, due 05/20/08	20,000,000	20,091,954
Indiana Finance Authority, Environmental Improvement Revenue Refunding (Ispat Inland, Inc.),
3.800%, VRD	10,000,000	10,000,000
Indiana Finance Authority Highway Revenue (JP Morgan PUTTERs, Series 1777) (FGIC Insured),
3.920%, VRD[1,2]	10,000,000	10,000,000
Indiana Health Facility Financing Authority, Hospital Revenue (ACES Rehabilitation Hospital),
3.880%, VRD	12,815,000	12,815,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Indiana — (concluded)
Indiana Municipal Power Agency Power Supply Systems Revenue (Citigroup ROCS,
Series RR-II-R-11232) (MBIA Insured),
3.920%, VRD[1,2]	15,150,000	15,150,000
Series RR-II-R-11234) (MBIA Insured),
3.920%, VRD[2]	10,125,000	10,125,000
Indiana Municipal Power Agency Power Supply Systems Revenue (Citigroup ROCS, Series RR-II-R-11235) (MBIA Insured),
3.920%, VRD[1,2]	10,190,000	10,190,000
Indiana Municipal Power Agency Power Supply Systems Revenue (Morgan Stanley Floater Certificates, Series 2090) (MBIA Insured),
3.920%, VRD[1,2]	10,155,000	10,155,000
Indianapolis Local Public Improvement Bond Bank Notes,
4.000%, due 01/08/08	10,000,000	10,009,615
Indianapolis Local Public Improvement Bond Bank Notes, Series F-2,
4.250%, due 01/08/08	15,000,000	15,019,495
Purdue University Revenue (Student Facilities System), Series A,
3.850%, VRD	12,150,000	12,150,000
Purdue University Revenue (Student Fee), Series V,
3.850%, VRD	24,515,000	24,515,000

		160,221,064

Kansas — 0.53%
Lawrence Temporary Notes, Series 2006-I,
4.350%, due 10/01/07	12,245,000	12,245,000
Leawood Temporary Notes, Series 1,
4.000%, due 10/01/08	16,975,000	17,035,960

		29,280,960

Kentucky — 2.25%
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust), Series A,
4.040%, VRD	18,150,000	18,150,000
Christian County Association of Leasing Trust Lease Program, Series B,
4.040%, VRD	6,600,000	6,600,000
Kenton County Airport Board, Special Facilities Revenue Refunding, Series B,
3.920%, VRD	22,700,000	22,700,000
Kentucky Asset/Liability Common General Funding Revenue Project Notes, Series A (Merrill Lynch P-Floats, Series 4149) (FGIC Insured),
3.920%, VRD[1,2]	9,995,000	9,995,000
Kentucky Public Energy Authority Gas Supply Revenue, Series A,
4.110%, VRD	29,297,000	29,297,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Kentucky — (concluded)
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program),
3.580%, VRD	27,000,000	27,000,000
Shelby County Lease Revenue, Series A,
4.040%, VRD	9,690,000	9,690,000

		123,432,000

Louisiana — 1.39%
Louisiana Offshore Terminal Authority Deepwater Port Revenue Refunding (First Stage A-Loop, Inc.),
3.920%, VRD	7,700,000	7,700,000
Louisiana Public Facilities Authority Revenue (Christus Health), Subseries C-2 (AMBAC Insured),
3.860%, VRD	18,600,000	18,600,000
Louisiana Public Facilities Authority Revenue (Citigroup Eagle Class A Certificates 20070056) (MBIA Insured),
3.910%, VRD[1,2]	15,345,000	15,345,000
Louisiana Public Facilities Authority Revenue (College and University Equipment and Capital), Series A (FGIC Insured),
3.850%, VRD	10,650,000	10,650,000
Louisiana Public Facilities Authority Revenue (Diocese Houma-Thibodaux Project),
3.850%, VRD	7,800,000	7,800,000
South Louisiana Port Commission Marine Terminal Facilities Revenue Refunding (Occidental Petroleum),
3.870%, VRD	16,100,000	16,100,000

		76,195,000

Maryland — 1.22%
Baltimore Industrial Development Authority Revenue (Baltimore Capital Acquisition),
3.880%, VRD	19,700,000	19,700,000
Maryland Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program),
Series B,
3.840%, VRD	43,575,000	43,575,000
Series D,
3.840%, VRD	90,000	90,000
Maryland State & Local Facilities Lien, Second Series (Citigroup ROCS, Series RR0II-R-11162),
3.920%, VRD[1,2]	3,200,000	3,200,000

		66,565,000

Massachusetts — 6.34%
Everett Bond Anticipation Notes,
4.125%, due 10/26/07	10,000,000	10,003,320
Massachusetts Bay Transportation Authority Revenue Assessment, Series A (Bank of America Macon Certificates, Series 2007-331),
3.880%, VRD[1,2]	27,980,000	27,980,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Massachusetts — (concluded)
Massachusetts Development Finance Agency Revenue (Citigroup Eagle Class A Certificates 20070093) (AMBAC Insured),
3.900%, VRD[1,2]	9,900,000	9,900,000
Massachusetts School Building Authority Dedicated Sales Tax Revenue (Citigroup Eagle Class A Certificates 20070119) (FSA Insured),
3.910%, VRD[1,2]	13,115,000	13,115,000
Massachusetts State (Morgan Stanley Floater Certificates, Series 1798) (CIFG Insured),
3.910%, VRD[1,2]	19,995,000	19,995,000
Massachusetts State Refunding,
Series A,
3.860%, VRD	97,550,000	97,550,000
Series B,
3.850%, VRD	30,000,000	30,000,000
Massachusetts (Wachovia Bank Merlots), Series B-06 (FGIC Insured),
3.920%, VRD[1,2]	5,985,000	5,985,000
Massachusetts Water Resources Authority Refunding (General Multi-Modal), Subordinated,
Series B (FGIC Insured),
3.860%, VRD	24,850,000	24,850,000
Series C (FGIC Insured),
3.860%, VRD	28,800,000	28,800,000
Massachusetts Water Resources Authority, Series A (FGIC Insured),
3.860%, VRD	23,755,000	23,755,000
Montachusett Regional Transit Authority Revenue Anticipation Notes,
4.250%, due 06/13/08	14,500,000	14,529,268
Route 3 North Transport Improvements Association, Lease Revenue (Demand Obligation Bond), Series B (AMBAC Insured),
3.860%, VRD	22,800,000	22,800,000
University of Massachusetts Building Authority Project Revenue Refunding, Series 1 (AMBAC Insured),
3.860%, VRD	17,920,000	17,920,000

		347,182,588

Michigan — 1.32%
Allendale Public School District (Morgan Stanley Floater Certificates, Series 1937) (FSA Insured),
3.910%, VRD[1,2]	5,270,000	5,270,000
Detroit Sewer Disposal Revenue Second Lien, Series A (ABN AMRO MuniTops Certificates Trust, Series 2005-3) (MBIA Insured),
3.920%, VRD[1,2]	20,920,000	20,920,000
Detroit Water Supply Systems (Citigroup ROCS, Series RR-II-R-11172) (FSA Insured),
3.920%, VRD[1,2]	7,500,000	7,500,000
Michigan Grant Anticipation Bonds (Merrill Lynch P-Floats, Series MT-494) (FSA Insured),
3.830%, VRD[1,2]	13,020,000	13,020,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Michigan — (concluded)
Michigan Hospital Finance Authority Revenue (Ascension), Series B3,
3.780%, VRD	11,700,000	11,700,000
Michigan Hospital Finance Authority Revenue (Trinity Health Credit), Series H (CIFG Insured),
4.070%, VRD	6,305,000	6,305,000
University of Michigan Revenues (Hospital), Series A,
4.000%, VRD	7,400,000	7,400,000

		72,115,000

Minnesota — 0.24%
Minnesota School Districts Tax & AID Anticipation Borrowing Program Certificates (AID Anticipation Certificates),
4.500%, due 08/28/08	13,000,000	13,097,759

Missouri — 1.52%
Jackson County Special Obligation (JP Morgan PUTTERs, Series 1440) (AMBAC Insured),
3.920%, VRD[1,2]	10,420,000	10,420,000
Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Funding), Series B (MBIA Insured),
4.040%, VRD	10,170,000	10,170,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (JP Morgan PUTTERs, Series 2051),
3.920%, VRD[1,2]	21,065,000	21,065,000
Missouri Health & Educational Facilities Authority Revenue (Washington University),
Series A,
4.040%, VRD	12,900,000	12,900,000
Missouri Health & Educational Facilities Authority Revenue (Washington University),
Series A,
4.080%, VRD	9,000,000	9,000,000
St. Louis Airport Revenue (Wachovia Bank Merlots), Series C67 (MBIA Insured),
3.920%, VRD[1,2]	9,360,000	9,360,000
St. Louis Airport Revenue Refunding (JP Morgan PUTTERs, Series 2124) (FSA Insured),
3.920%, VRD[1,2]	10,355,000	10,355,000

		83,270,000

Montana — 0.40%
Montana Facility Finance Authority Revenue (Sisters Charity Health Systems),
3.900%, VRD	21,810,000	21,810,000

Nebraska — 0.76%
NEBHELP, Inc. Revenue (Multiple-Mode), Series E (MBIA Insured),
3.900%, VRD	11,100,000	11,100,000
Nebraska Public Power District Revenue (JP Morgan PUTTERs, Series 1563) (FGIC Insured),
3.920%, VRD[1,2]	8,330,000	8,330,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Nebraska — (concluded)
Omaha Public Power District Electric Revenue Sub-Sytems, Series AA (Bank of America Austin Certificates, Series 2007-130) (FGIC Insured),
3.920%, VRD[1,2]	17,000,000	17,000,000
Sarpy County Hospital Authority No. 1 Health Facilities Revenue (Immanuel Health Systems), Series B,
4.070%, VRD	4,945,000	4,945,000

		41,375,000

Nevada — 1.27%
Clark County Airport Revenue, Sub Lien,
Series C (FGIC Insured),
3.870%, VRD	23,700,000	23,700,000
Series D-1 (FGIC Insured),
3.870%, VRD	20,000,000	20,000,000
Clark County School District (JP Morgan PUTTERs, Series 1599) (AMBAC Insured),
3.920%, VRD[1,2]	9,370,000	9,370,000
Clark County School District (Wachovia Bank Merlots), Series C16 (FGIC Insured),
3.920%, VRD[1,2]	7,000,000	7,000,000
Nevada Capital Improvement & Cultural Affairs, Series B (Merrill Lynch P-Floats, Series PT-4221) (FGIC Insured),
3.950%, VRD[1,2]	9,650,000	9,650,000

		69,720,000

New Hampshire — 0.43%
Carroll County Tax Anticipation Notes,
4.000%, due 12/31/07	4,000,000	4,003,587
New Hampshire Business Finance Authority Resource Recovery Revenue Refunding (Wheelabrator Technologies Inc.), Series A,
3.880%, VRD	13,800,000	13,800,000
Strafford County Tax Anticipation Notes,
4.125%, due 12/31/07	5,880,000	5,884,639

		23,688,226

New Jersey — 0.83%
New Jersey Tax and Revenue Anticipation Notes,
4.500%, due 06/24/08	45,000,000	45,286,533

New York — 0.53%
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Citigroup Eagle Class A Certificates 20070112),
3.910%, VRD[1,2]	11,800,000	11,800,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Citigroup Eagle Class A Certificates 20070116),
3.910%, VRD[1,2]	17,370,000	17,370,000

		29,170,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
North Carolina — 4.40%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare Systems), Series A (Bank of America Austin Certificates, Series 2007-1006),
3.900%, VRD[1,2]	16,665,000	16,665,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series D,
3.970%, VRD	16,125,000	16,125,000
Charlotte Water & Sewer System Revenue Refunding, Series C,
3.840%, VRD	67,975,000	67,975,000
North Carolina Medical Care Commission Health Care Facilities Revenue (Citigroup Eagle Class A Certificates 20070062) (MBIA-IBC Insured),
3.910%, VRD[1,2]	17,200,000	17,200,000
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospitals Project),
3.790%, VRD	16,550,000	16,550,000
North Carolina (Morgan Stanley Floater Certificates, Series 2004),
3.910%, VRD[1,2]	7,495,000	7,495,000
North Carolina Refunding, Series C,
3.860%, VRD	21,050,000	21,050,000
Randolph County Certificates of Participation (Bank of America Austin Certificates, Series 2007-2028) (AMBAC Insured),
3.920%, VRD[1,2]	5,445,000	5,445,000
Union County,
Series A,
3.830%, VRD	26,450,000	26,450,000
Series C,
3.840%, VRD	15,900,000	15,900,000
University of North Carolina Hospital Chapel Hill Revenue Refunding, Series A,
3.870%, VRD	20,000,000	20,000,000
Wake County, Series A,
3.840%, VRD	10,000,000	10,000,000

		240,855,000

Ohio — 2.86%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A,
3.860%, VRD	10,000,000	10,000,000
Cincinnati City School District Certificates of Participation (School Improvement Project) (Bank of America Austin Certificates, Series 2007-157) (FSA Insured),
3.920%, VRD[1,2]	5,295,000	5,295,000
Cleveland Waterworks Revenue (Citigroup Eagle Class A Certificates 20070085) (MBIA Insured),
3.910%, VRD[1,2]	14,850,000	14,850,000
Columbus Sewer Revenue Refunding,
3.840%, VRD	18,900,000	18,900,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Ohio — (concluded)
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A,
3.840%, VRD	29,415,000	29,415,000
Hamilton County Health Care Facilities Revenue (Deaconess Long Term Care), Series A,
3.890%, VRD	6,190,000	6,190,000
Ohio Air Quality Development Authority Revenue Pollution Control (Ohio Edison), Series C,
4.000%, VRD	6,700,000	6,700,000
Ohio Air Quality Development Authority Revenue Refunding (Ohio Edison Project), Series A,
3.800%, VRD	14,200,000	14,200,000
Ohio Air Quality Development Authority Revenue Refunding Pollution Control (Firstenergy), Series A,
3.850%, VRD	20,000,000	20,000,000
Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (Firstenergy General Corp.), Series A,
4.100%, VRD	11,310,000	11,310,000
Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (Firstenergy Nuclear), Series B,
3.810%, VRD	20,000,000	20,000,000

		156,860,000

Oklahoma — 1.20%
Oklahoma Industrial Authority Revenue Refunding (Integris Baptist), Series B (MBIA Insured),
4.040%, VRD	4,340,000	4,340,000
Oklahoma Municipal Power Authority Power Supply Systems Revenue (JP Morgan PUTTERs, Series 1880) (FGIC Insured),
3.920%, VRD[1,2]	10,420,000	10,420,000
Oklahoma Turnpike Authority Revenue Refunding, Second Senior Revenue,
Series B (XLCA Insured),
3.830%, VRD	14,500,000	14,500,000
Series D (XLCA Insured),
3.800%, VRD	11,600,000	11,600,000
Series E (XLCA Insured),
3.800%, VRD	25,000,000	25,000,000

		65,860,000

Oregon — 0.18%
Oregon Tax Anticipation Notes, Series A,
4.500%, due 06/30/08	10,000,000	10,062,901

Pennsylvania — 4.49%
Beaver County, Series B (FSA Insured),
3.850%, VRD	10,000,000	10,000,000
Cumberland County Municipal Authority Revenue Refunding (Lutheran Services Northeast/Tressler Lutheran Services Obligated Group Project), Series C,
3.870%, VRD	10,440,000	10,440,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Pennsylvania — (concluded)
Delaware County Authority, Hospital Revenue (Crozer-Chester Medical Center),
3.850%, VRD	13,775,000	13,775,000
Delaware Valley Regional Finance Authority (Local Government Revenue),
3.890%, VRD	45,450,000	45,450,000
Delaware Valley Regional Finance Authority (Local Government Revenue), Series C,
3.890%, VRD	16,200,000	16,200,000
Franklin County Industrial Development Authority Revenue (Menno Haven, Inc. Project),
3.920%, VRD	7,000,000	7,000,000
Montgomery County Industrial Development Authority Pollution Control Revenue Refunding (Peco), Series A,
3.800%, VRD	44,900,000	44,900,000
Pennsylvania Public School Building Authority Lease Revenue (School District Philadelphia Project),
Series 1586 (FSA Insured),
3.910%, VRD[1]	19,300,000	19,300,000
Series B (Bank of America Macon Certificates, Series 2007-321) (FSA Insured),
3.900%, VRD[1],2	28,270,000	28,270,000
Pennsylvania Turnpike Commission Revenue, Series A (ABN AMRO MuniTops Certificates Trust, Series 2004-9) (AMBAC Insured),
3.930%, VRD[1,2]	4,000,000	4,000,000
Pocono Mountain School District (Morgan Stanley Floater Certificates, Series 1681) (FSA Insured),
3.910%, VRD[1,2]	17,472,000	17,472,000
State Public School Building Authority Revenue Lease (Philadelphia School District Project) (ABN AMRO MuniTops Certificates Trust, Series 2003-24) (FSA Insured),
3.920%, VRD[1,2]	14,790,000	14,790,000
University of Pittsburgh of the Commonwealth Systems of Higher Education (University Capital Project), Series B,
3.850%, VRD	14,200,000	14,200,000
York General Authority Revenue (Pooled Financing Subordinated), Series B (AMBAC Insured),
3.860%, VRD	110,000	110,000

		245,907,000

South Carolina — 1.61%
Charleston County School District Tax Anticipation Notes,
4.250%, due 04/15/08	15,000,000	15,043,071
College of Charleston Higher Education Facility Revenue (Morgan Stanley Floater Certificates, Series 1941) (XLCA Insured),
3.910%, VRD[1,2]	11,310,000	11,310,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
South Carolina — (concluded)
Piedmont Municipal Power Agency, South Carolina Electric Revenue Refunding, Series A (MBIA Insured),
3.850%, VRD	27,800,000	27,800,000
Richland County School District No. 001 (ABN AMRO MuniTops Certificates Trust, Series 2003-29) (FSA Insured),
3.930%, VRD[1,2]	10,000,000	10,000,000
South Carolina Educational Facilities Authority for Private Nonprofit Institutions (Furman University), Series B,
4.000%, VRD	100,000	100,000
South Carolina Jobs-Economic Development Authority, Hospital Facilities Revenue (Regional Medical Center of Orangeburg) (AMBAC Insured),
3.860%, VRD	10,605,000	10,605,000
South Carolina Public Service Authority Revenue (JP Morgan PUTTERs, Series 2019) (AMBAC Insured),
3.920%, VRD[1,2]	13,275,000	13,275,000

		88,133,071

South Dakota — 0.22%
Sioux Falls Sales Tax Revenue (Lehman Brothers Floater Certificates, Series 1886) (MBIA Insured),
3.900%, VRD[1,2]	11,915,000	11,915,000

Tennessee — 3.05%
Blount County Public Building Authority (ABN AMRO MuniTops Certificates Trust, Series 2007-4) (XLCA Insured),
3.930%, VRD[1,2]	22,700,000	22,700,000
Clarksville Public Building Authority Revenue, Pooled Financing (Tennessee Municipal Bond Fund),
4.100%, VRD	20,000,000	20,000,000
Knox County Health Educational & Housing Facilities Board Revenue Refunding (Baptist Hospital Systems Project),
3.870%, VRD	13,270,000	13,270,000
Memphis Electric Systems Revenue (JP Morgan PUTTERs, Series 1798) (MBIA Insured),
3.920%, VRD[1,2]	8,755,000	8,755,000
Metropolitan Government of Nashville & Davidson County, Industrial Development (David Lipscomb University Project),
3.870%, VRD	11,000,000	11,000,000
Metropolitan Government of Nashville & Davidson County, Industrial Development Refunding (David Lipscomb University Project),
3.870%, VRD	12,820,000	12,820,000
Shelby County Public Improvement and School, Series B,
3.870%, VRD	78,550,000	78,550,000

		167,095,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Texas — 16.27%
Alamo Community College District (Bank of America Austin Certificates, Series 2007-127) (FGIC Insured),
3.920%, VRD[1,2]	18,000,000	18,000,000
Arlington Special Obligation (Special Tax-Dallas Cowboys), Series B (MBIA Insured),
3.930%, VRD	23,100,000	23,100,000
Austin Convention Enterprises Inc. Convention Center (Citigroup Eagle Class A Certificates 20060158) (XLCA Insured),
3.930%, VRD[1,2]	7,670,000	7,670,000
Austin Electric Utility Systems Revenue (JP Morgan PUTTERs, Series 2042) (FSA Insured),
3.920%, VRD[1,2]	10,520,000	10,520,000
Austin Independent School District Refunding (Bank of America Austin Certificates, Series 2007-167) (MBIA Insured),
3.920%, VRD[1,2]	7,260,000	7,260,000
Austin Water & Wastewater Systems Revenue Refunding (FSA Insured),
3.930%, VRD	19,215,000	19,215,000
Bastrop Independent School District (School Building) (Bank of America Austin Certificates, Series 2006) (PSF-GTD),
3.900%, VRD[1,2]	9,698,000	9,698,000
Bell County Health Facilities Development Corp. Revenue (Hospital-Scott & White), Series 2001-2 (MBIA Insured),
4.040%, VRD	17,690,000	17,690,000
Bryan Independent School District (ABN AMRO MuniTops Certificates Trust, Series 2007-20) (PSF-GTD),
3.930%, VRD[1,2]	10,005,000	10,005,000
Canyon Independent School District (School Building) (Bank of America Austin Certificates, Series 2000) (PSF-GTD),
3.900%, VRD[1,2]	9,692,000	9,692,000
Cypress-Fairbanks Independent School District (Citigroup Eagle Class A Certificates, Series 20070094) (PSF-GTD),
3.910%, VRD[1,2]	14,850,000	14,850,000
Dallas Area Rapid Transit (JP Morgan PUTTERs, Series 3974) (AMBAC Insured),
3.950%, VRD[1,2]	9,340,000	9,340,000
Dallas Area Rapid Transit Refunding (Senior Lien) (Bank of America Austin Certificates, Series 2007-1013) (AMBAC Insured),
3.920%, VRD[1,2]	59,600,000	59,600,000
Dallas North Tollway System Revenue, Series C (FGIC Insured),
3.880%, VRD	15,000,000	15,000,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Texas — (continued)
Dallas Waterworks & Sewer Systems Revenue Refunding (Bank of America Austin Certificates, Series 2007-136) (AMBAC Insured),
3.920%, VRD[1,2]	20,000,000	20,000,000
Eagle Mountain & Saginaw Independent School District (ABN AMRO MuniTops Certificates Trust, Series 2006-74) (PSF-GTD),
3.930%, VRD[1,2]	14,775,000	14,775,000
El Paso Independent School District (School Building) (Merrill Lynch P-Floats, Series PT-4220) (PSF-GTD),
3.950%, VRD[1,2]	9,665,000	9,665,000
Ellis County (Bank of America Austin Certificates, Series 2007-181) (FGIC Insured),
3.920%, VRD[1,2]	9,025,000	9,025,000
Fort Worth Independent School District (JP Morgan PUTTERs, Series 1673) (PSF-GTD),
3.920%, VRD[1,2]	12,895,000	12,895,000
Grand Prairie Independent School District (Citigroup ROCS, Series RR-II-R-11161) (PSF-GTD),
3.920%, VRD[1,2]	3,800,000	3,800,000
Harris County (Citigroup Eagle Class A Certificates 20070078) (MBIA Insured),
3.910%, VRD[1,2]	10,500,000	10,500,000
Harris County Health Facilities Development Corp. Hospital Revenue (Texas Childrens Hospital), Series B-1 (MBIA Insured),
4.070%, VRD	1,700,000	1,700,000
Harris County Health Facilities Development Corp. Revenue (St. Luke’s Episcopal Hospital), Series B,
4.040%, VRD	78,000,000	78,000,000
Harris County (JP Morgan PUTTERs, Series 1682) (MBIA-IBC Insured),
3.920%, VRD[1,2]	12,670,000	12,670,000
Harris County, Series A (Merrill Lynch P-Floats, Series 445) (MBIA Insured),
3.920%, VRD[1,2]	5,275,000	5,275,000
Harris County Tax Anticipation Notes,
4.500%, due 02/29/08	15,000,000	15,050,767
Houston Higher Education Finance Corp. Revenue (Citigroup Eagle Class A Certificates 20070077),
3.910%, VRD[1,2]	2,000,000	2,000,000
Houston Refunding (Public Improvement), Series D (Bank of America Austin Certificates, Series 2007-179) (FSA Insured),
3.920%, VRD[1,2]	14,730,000	14,730,000
Houston Utility Systems Revenue Refunding (First Lien),
Series A (Bank of America Austin Certificates, Series 2007-1014) (FSA Insured),
3.920%, VRD[1,2]	11,930,000	11,930,000
Series B (Bank of America Austin Certificates, Series 2007-169) (FGIC Insured),
3.920%, VRD[1,2]	5,945,000	5,945,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Texas — (continued)
Houston Water & Sewer Systems Revenue Refunding (Junior Lien), Series A (Pre-refunded with US Government Securities to 12/01/07 @101) (FGIC Insured),
5.250%, due 12/01/07	10,000,000	10,050,588
Joshua Independent School District Refunding (Building) (Bank of America Austin Certificates, Series 2007) (PSF-GTD),
3.900%, VRD[1,2]	8,483,000	8,483,000
Lamar Consolidated Independent School District (Citigroup Eagle Class A Certificates 20070045) (PSF-GTD Insured),
3.910%, VRD[1,2]	4,950,000	4,950,000
Laredo (Morgan Stanley Floater Certificates, Series 2065) (MBIA Insured),
3.910%, VRD[1,2]	18,345,000	18,345,000
Matagorda County Navigation District No. 1 Pollution Control Revenue (Morgan Stanley Floater Certificates, Series 1672) (AMBAC Insured),
3.910%, VRD[1,2]	7,300,000	7,300,000
Matagorda County Navigation District No. 1 Pollution Control Revenue Refunding (AEP Texas Project), Series A (Bank of America Macon Certificates, Series 2007-323) (AMBAC Insured),
3.920%, VRD[1,2]	11,995,000	11,995,000
North East Independent School District (Citigroup Eagle Class A Certificates 20070123) (PSF-GTD),
3.910%, VRD[1,2]	8,935,000	8,935,000
North East Independent School District (School Building), Series A (LaSalle MuniTops Certificates, Series 2007-70) (PSF-GTD),
3.930%, VRD[1,2]	39,995,000	39,995,000
North Texas Municipal Water District Water Systems Revenue (JP Morgan PUTTERs, Series 1656) (FGIC Insured),
3.920%, VRD[1,2]	10,605,000	10,605,000
Port Arthur Navigation District Refunding (Texaco, Inc. Project),
4.100%, VRD	1,800,000	1,800,000
Pasadena Independent School District (ABN AMRO MuniTops Certificates Trust, Series 2006-57) (PSF-GTD),
3.930%, VRD[1,2]	21,380,000	21,380,000
San Antonio Electric & Gas Refunding (Bank of America Austin Certificates, Series 2007-165),
3.900%, VRD[1,2]	26,865,000	26,865,000
San Antonio Water Revenue (JP Morgan PUTTERs, Series 1196) (MBIA Insured),
3.920%, VRD[1,2]	14,150,000	14,150,000
San Marcos Consolidated Independent School District (JP Morgan PUTTERs, Series 1506) (PSF-GTD),
3.670%, VRD[1,2]	7,825,000	7,825,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Texas — (concluded)
Tarrant County Housing Finance Corp. Revenue Refunding (Multi-Family Housing Apartments Project),
3.890%, VRD	7,050,000	7,050,000
Texas (Citigroup Eagle Class A Certificates 20070082),
3.910%, VRD[1,2]	21,000,000	21,000,000
Texas (Citigroup Eagle Class A Certificates 20070139),
3.920%, VRD[1,2]	8,685,000	8,685,000
Texas (Morgan Stanley Floater Certificates), Series 1903,
3.910%, VRD[1,2]	10,140,000	10,140,000
Texas Tax and Revenue Anticipation Notes,
4.500%, due 08/28/08	50,000,000	50,356,230
Texas Transportation Commission (Mobility Fund) (Bank of America Austin Certificates, Series 2007-163),
3.900%, VRD[1,2]	24,075,000	24,075,000
Texas Turnpike Authority, Central Texas Turnpike Systems Revenue (Citigroup Eagle Class A Certificates 20070131) (AMBAC Insured),
3.920%, VRD[1,2]	15,500,000	15,500,000
Texas Turnpike Authority, Central Texas Turnpike System Revenue, First Tier, Series B (AMBAC Insured),
3.860%, VRD	24,165,000	24,165,000
Texas Water Development Board Revenue Refunding (State Revolving-Sub Lien), Series A,
4.000%, VRD	2,800,000	2,800,000
University of Texas Permanent University Fund Refunding, Series B (JP Morgan PUTTERs, Series 2002),
3.880%, VRD[1,2]	5,490,000	5,490,000
Waco (Citigroup ROCS, Series RR-II-R-11168) (FGIC Insured),
3.920%, VRD[1,2]	13,990,000	13,990,000
Waco Educational Finance Corp. Revenue (Baylor University) (XLCA Insured),
3.850%, VRD	14,800,000	14,800,000
Waco Educational Finance Corp. Revenue (Baylor University), Series A (XLCA Insured),
3.850%, VRD	28,125,000	28,125,000
White Settlement Independent School District Refunding (School Building) (Bank of America Austin Certificates, Series 2002) (PSF-GTD),
3.900%, VRD[1,2]	6,633,000	6,633,000
Williamson County (JP Morgan PUTTERs, Series 1511) (FSA Insured),
3.920%, VRD[1,2]	6,230,000	6,230,000

		891,318,585

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Utah — 1.36%
Intermountain Power Agency Power Supply Revenue Refunding, Subseries A (FGIC Insured),
3.800%, VRD	19,300,000	19,300,000
Murray City Hospital Revenue (IHC Health Services, Inc.), Series A,
3.850%, VRD	11,200,000	11,200,000
Utah County Hospital Revenue (IHC Health Services, Inc.), Series B,
3.930%, VRD	44,025,000	44,025,000

		74,525,000

Vermont — 0.64%
University of Vermont & St. Agric College (ABN AMRO MuniTops Certificates Trust, Series 2005-58) (MBIA Insured),
3.930%, VRD[1,2]	14,995,000	14,995,000
University of Vermont & St. Agric College (Citigroup Eagle Class A Certificates 20070088) (AMBAC Insured),
3.910%, VRD[1,2]	19,800,000	19,800,000

		34,795,000

Virginia — 0.18%
Charlottesville Industrial Development Authority Educational Facilities Revenue (University of Virginia Foundation Projects), Series B,
3.840%, VRD	10,000,000	10,000,000

Washington — 3.43%
King County Sewer Revenue (Citigroup Eagle Class A Certificates 20070084) (FSA Insured),
3.910%, VRD[1,2]	43,000,000	43,000,000
King County Sewer Revenue (Junior Lien),
Series A,
3.800%, VRD	23,195,000	23,195,000
Series B,
3.850%, VRD	22,200,000	22,200,000
King County Sewer Revenue (Merrill Lynch P-Floats, Series 4194) (FSA Insured),
3.950%, VRD[1,2]	18,115,000	18,115,000
King County Sewer Revenue Refunding, Second Series (Merrill Lynch P-Floats, Series 4196) (FSA Insured),
3.950%, VRD[1,2]	17,445,000	17,445,000
Washington (Citigroup ROCS, Series RR-II-R-11145) (FSA Insured),
3.920%, VRD[1,2]	6,800,000	6,800,000
Washington (JP Morgan PUTTERs),
Series 1770 (AMBAC Insured),
3.920%, VRD[1,2]	20,960,000	20,960,000
Series 1802B (AMBAC Insured),
3.920%, VRD[1,2]	17,250,000	17,250,000
Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series D (FSA Insured),
4.080%, VRD	12,685,000	12,685,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Washington — (concluded)
Washington Refunding, Series R 2004 A,
4.000%, due 07/01/08	6,355,000	6,368,763

		188,018,763

West Virginia — 0.57%
West Virginia University Revenues Improvement (West Virginia University Projects), Series C (ABN AMRO MuniTops Certificates Trust, Series 2004-45) (FGIC Insured),
3.930%, VRD[1,2]	30,995,000	30,995,000

Wisconsin — 2.09%
Appleton Area School District Tax and Revenue Anticipation Promissory Notes,
4.000%, due 09/29/08	25,000,000	25,110,250
Kenosha Unified School District No. 1 Tax and Revenue Anticipation Promissory Notes,
4.000%, due 09/23/08	28,000,000	28,121,357
Racine Unified School District Tax and Revenue Anticipation Notes,
4.250%, due 07/25/08	36,055,000	36,204,654
Wisconsin Center District Tax Revenue, Series A,
3.880%, VRD	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B,
3.870%, VRD	15,200,000	15,200,000

		114,636,261

Total municipal bonds and notes (cost — $5,009,275,535)		5,009,275,535

Tax-exempt commercial paper — 7.03%
Arizona — 0.23%
Salt River Agricultural Improvement & Power District,
3.620%, due 12/13/07	12,500,000	12,500,000

Florida — 1.33%
City of Jacksonville,
3.660%, due 10/12/07	14,915,000	14,915,000
Jacksonville Electric Authority,
3.660%, due 10/17/07	10,000,000	10,000,000
3.680%, due 10/16/07	18,200,000	18,200,000
Jacksonville Electric Authority, Series 200-F,
3.660%, due 10/18/07	15,000,000	15,000,000
3.660%, due 11/14/07	15,000,000	15,000,000

		73,115,000

Georgia — 0.48%
Emory University,
3.550%, due 12/20/07	6,000,000	6,000,000
3.720%, due 11/20/07	15,000,000	15,000,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Tax-exempt commercial paper — (continued)
Georgia — (concluded)
Metropolitan Atlanta Rapid Transit Authority,
3.770%, due 12/10/07	5,000,000	5,000,000

		26,000,000

Illinois — 0.79%
Evanston Hospital,
3.740%, due 11/01/07	13,000,000	13,000,000
3.750%, due 11/08/07	20,000,000	20,000,000
Illinois Educational Facilities Authority Revenue,
3.670%, due 11/05/07	10,000,000	10,000,000

		43,000,000

Maryland — 0.91%
Baltimore County Metro District,
3.700%, due 11/16/07	25,000,000	25,000,000
3.700%, due 12/19/07	25,000,000	25,000,000

		50,000,000

Massachusetts — 0.40%
Massachusetts Water Authority,
3.800%, due 10/05/07	22,000,000	22,000,000

New York — 0.64%
New York City Municipal Water Authority,
3.530%, due 12/20/07	35,000,000	35,000,000

Pennsylvania — 0.09%
Montgomery County Industrial Development Authority,
3.620%, due 12/07/07	5,000,000	5,000,000

Tennessee — 0.66%
Tennessee State School Bond Authority,
3.680%, due 10/18/07	12,000,000	12,000,000
3.700%, due 10/04/07	15,400,000	15,400,000
3.720%, due 10/04/07	9,000,000	9,000,000

		36,400,000

Texas — 1.29%
Austin Utility Systems Revenue,
3.780%, due 11/15/07	10,000,000	10,000,000
City of Houston,
3.680%, due 10/15/07	17,150,000	17,150,000
3.740%, due 11/13/07	15,000,000	15,000,000
San Antonio Electric and Gas, Series A,
3.740%, due 11/13/07	10,000,000	10,000,000
Texas A & M University,
3.700%, due 11/08/07	10,000,000	10,000,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

	Face amount ($)	Value ($)
Tax-exempt commercial paper — (concluded)
Texas — (concluded)
University of Texas,
3.830%, due 11/14/07	8,385,000	8,385,000

		70,535,000

Washington — 0.21%
King County Sewer Revenue,
3.650%, due 10/03/07	11,300,000	11,300,000

Total tax-exempt commercial paper (cost — $384,850,000)		384,850,000

Municipal asset-backed securities (Multiple underlying bonds) — 0.98%
California — 0.86%
JP Morgan Chase & Co. I-PUTTERs Trust,
Series 1710P (FSA Insured),
3.940%, VRD[1,2]	46,050,000	46,050,000
Series 1711P (FSA Insured),
3.940%, VRD[1,2]	860,000	860,000

		46,910,000

Multi-state — 0.12%
JP Morgan Chase & Co. I-PUTTERs Trust, Series 1632P,
4.010%, VRD[2]	6,770,000	6,770,000

Total municipal asset-backed securities (cost — $53,680,000)		53,680,000

Total investments (cost — $5,447,805,535 which approximates cost for federal income tax purposes)[3] — 99.43%		5,447,805,535
Other assets in excess of liabilities — 0.57%		31,452,802

Net assets (applicable to 5,480,003,744 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		$5,479,258,337

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 39.04% of net assets as of September 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

3	Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

ACES	Adjustable Convertible Extendable Securities

AID	Anticipation Certificates of Indebtedness

AMBAC	American Municipal Bond Assurance Corporation

CCAO	County Commissioners Association of Ohio

CIFG	CDC IXIS Financial Guaranty

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance

GTD	Guaranteed

IBC	Insured Bond Certificate

MBIA	Municipal Bond Investors Assurance

UBS RMA Tax-Free Fund Inc.

Schedule of investments – September 30, 2007 (unaudited)

PSF	Permanent School Fund

PUTTERs	Puttable Tax–Exempt Receipts

ROCS	Reset Option Certificates

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2007 and reset periodically.

XLCA	XL Capital Assurance

Weighted average maturity — 24 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2007.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: November 29, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: November 29, 2007